Class I Prospectus | Alger Spectra Fund
Alger Spectra Fund
Investment Objective
Alger Spectra Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Prospectus Alger Spectra Fund Alger Spectra Fund Class I USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Prospectus Alger Spectra Fund Alger Spectra Fund Class I
Management Fees	0.79%	[1]
Distribution and/or Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses	0.16%
Dividends on Short Sales and Interest Expense	0.15%
Total Annual Fund Operating Expenses	1.35%
[1]	The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Spectra Fund. The management fee for assets up to $2 billion is .90%. The management fee for assets in excess of $2 billion is .75%, with an additional breakpoint of .65% for assets in excess of $4 billion. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2015 was .79%.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class I Prospectus | Alger Spectra Fund | Alger Spectra Fund Class I | USD ($)	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 143.64% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the equity securities of companies of any size that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund may sell securities short, which is the sale of a security the Fund does not own. The Fund arranges with a broker to borrow the security being sold short, and replaces the security by buying it at the current market price when it closes out the short sale. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Short Sales Risk – the market price of a security may increase after the Fund borrows the security in order to sell it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund operated as a closed-end fund from August 23, 1978 to February 12, 1996. In the table, the calculation of total return during that time assumes dividends were reinvested at market value. Had dividends not been reinvested, performance would have been lower. Class I Shares were not offered prior to September 24, 2008. Historical performance prior to September 24, 2008 is that of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class I Shares* as of December 31 (%)

*  Performance of the Fund's Class I Shares prior to September 24, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. The first full calendar year that Fred Alger Management, Inc. was the Fund's investment manager was 1975. Index information is not available for this period.

Best Quarter: Q2 2009 22.39%	Worst Quarter: Q4 2008 -20.41%

Average Annual Total Return as of December 31, 2015*
Average Annual Returns - Class I Prospectus - Alger Spectra Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Spectra Fund Class I	[1]	7.02%	13.93%	12.25%	15.97%	Sep. 24, 2008
After Taxes on Distributions | Alger Spectra Fund Class I	[1]	4.99%	12.18%	11.31%	13.64%
After Taxes on Distributions and Sale of Fund Sharess | Alger Spectra Fund Class I	[1]	5.67%	10.92%	10.05%	13.22%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	5.09%	13.30%	8.49%		Sep. 24, 2008
[1]	Performance of the Fund's Class I Shares prior to September 24, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. The first full calendar year that Fred Alger Management, Inc. was the Fund's investment manager was 1975. Index information is not available for this period.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.